INCOME TAX (Details 2) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2013 Dutch USD ($)	Dec. 31, 2013 Dutch RUB
Operating loss carryforwards
Net operating loss carryforwards			$ 15.3	501.0
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized			1.4	45.0
Benefit related to other tax effects to be recorded in additional paid-in capital if and when realized	$ 10.4	339.0